Annual Total Returns - Class A	Aug. 31, 2021
Delaware Tax-Free California Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	11.28%
2012	11.61%
2013	(5.03%)
2014	12.25%
2015	3.95%
2016	0.24%
2017	6.39%
2018	0.12%
2019	7.88%
2020	5.18%
Delaware Tax-Free Idaho Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	8.38%
2012	5.24%
2013	(5.17%)
2014	8.55%
2015	2.87%
2016	0.44%
2017	4.23%
2018	0.81%
2019	6.67%
2020	4.19%
Delaware Tax-Free New York Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	9.96%
2012	9.93%
2013	(5.53%)
2014	11.69%
2015	3.84%
2016	0.33%
2017	5.32%
2018	0.20%
2019	7.66%
2020	4.74%
Delaware Minnesota High-Yield Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	10.63%
2012	7.81%
2013	(3.06%)
2014	9.68%
2015	3.24%
2016	0.30%
2017	5.66%
2018	0.58%
2019	7.73%
2020	3.55%
Delaware National High-Yield Municipal Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2011	10.40%
2012	15.47%
2013	(6.33%)
2014	15.86%
2015	4.64%
2016	0.74%
2017	9.14%
2018	0.92%
2019	10.05%
2020	5.91%